Net Income per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share

The amounts shown in the accompanying Consolidated Statements of Comprehensive Income for the years ended December 31, 2023, 2024 and 2025 are analyzed as follows:

	Years ended December 31,
	2023	2024	2025
Net income attributable to Pyxis Tankers Inc.	$37,037	$12,868	$1,994
Less: Dividend on PXSAP	(810)	(562)	—
Less: Deemed dividend on redeemed PXSAP	—	(2,682)	—
Net income attributable to common shareholders, basic	$36,227	$9,624	$1,994

Dividend on PXSAP	810	—	—
Net income attributable to common shareholders, diluted	$37,037	$9,624	$1,994

Effect of dilutive securities:
Preferred shares	1,884,718	—	—

Weighted average number of common shares, basic	10,701,059	10,524,511	10,422,154
Weighted average number of common shares, diluted	12,585,777	10,524,511	10,422,154

Net income per common share, basic	$3.38	$0.91	$0.19
Net income per common share, diluted	$2.94	$0.91	$0.19
PXSAP: Series A Convertible Preferred Stock